Fixed Assets	9 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 3. Fixed Assets

Vessel and Vessel Improvements

The cost of vessels and vessel improvements, net of accumulated depreciation of $30,190,224 and $27,074,656 as of September 30, 2014 and December 31, 2013, respectively, is as follows:

	September 30, 2014	December 31, 2013
	(unaudited)

m/v BULK PANGAEA	$21,207,761	$20,879,837
m/v BULK DISCOVERY	11,870,654	13,583,813
m/v BULK CAJUN	6,053,450	6,566,227
m/v BULK PATRIOT	14,802,541	13,573,298
m/v BULK JULIANA	14,005,361	14,614,596
m/v NORDIC ODYSSEY	29,425,883	30,252,396
m/v NORDIC ORION	29,916,572	30,449,503
m/v BULK TRIDENT	16,569,270	16,273,240
m/v BULK BEOTHUK	13,280,825	13,732,350
m/v BULK NEWPORT	14,871,461	15,339,224
m/v BULK PROVIDENCE	-	10,114,377
m/v BULK LIBERTY	-	9,217,410
m/v NORDIC BOTHNIA	7,406,137	-
m/v NORDIC BARENTS	7,862,978	-
m/v NORDIC OSHIMA(1)	33,709,143	-
	220,982,036	194,596,271
Other fixed assets, net	4,197,226	2,557,618
	$225,179,262	$197,153,889

(1) The Company took delivery of the newbuilding m/v Nordic Oshima on September 25, 2014

At September 30. 2014, the aggregate carrying value of m/v Bulk Cajun, m/v Bulk Discovery, m/v Bulk Pangaea and the m/v Bulk Patriot is approximately $53.9 million, which is higher than the aggregated estimated market value of $29.1 million. As such Bulk Partners has reviewed each vessel group in the fleet and determined that the undiscounted sum of cash flows that will result from the use and disposal of each of its vessel groups exceed the carrying value of the vessel groups. Therefore, no impairment charge is required.